SCHEDULE OF BLACK SCHOLES STOCK OPTION PRICING VALUATION ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.79%
Expected term from grant date (in years)	11 months 23 days	1 year 5 months 23 days
Dividend rate
Dilution factor	0.9203
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	96.49%
Expected term from grant date (in years)	3 years 6 months
Fair value	$ 7.01
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	99.62%
Expected term from grant date (in years)	6 years
Fair value	$ 8.26